Cover	Dec. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2022
Entity File Number	001-34625
Entity Registrant Name	SMART POWERR CORP.
Entity Central Index Key	0000721693
Entity Tax Identification Number	90-0093373
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4/F, Tower C
Entity Address, Address Line Two	Rong Cheng Yun Gu Building
Entity Address, Address Line Three	Keji 3rd Road, Yanta District
Entity Address, City or Town	Xi’an City, Shaanix Providence
Entity Address, Country	CN
Entity Address, Postal Zip Code	710075
City Area Code	86-29
Local Phone Number	8765-1097
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CREG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false